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Scudder Variable Series I

o   Scudder International Portfolio

Supplement to the currently effective prospectus dated May 1, 2002 and all currently effective supplements thereto for the International Portfolio.

The following supplements the information in "The Subadvisor" section of the prospectus:

Subadvisor for Scudder International Portfolio

On June 11, 2002, the Portfolio's Board approved a subadvisory agreement between DeIM and Deutsche Asset Management Services Ltd. ("DeAMIS"). DeAMIS, One Appold Street, London, England, an affiliate of the advisor, is the subadvisor to the Portfolio. DeAMIS provides a full range of international investment advisory services to institutional and retail clients. DeAMIS is an indirect, wholly owned subsidiary of Deutsche Bank AG.

Effective March 31, 2003, the following replaces the information in "The Portfolio Managers" section of the Portfolio's prospectus:

The following people handle the day-to-day management of the portfolio:

Alex Tedder                               Clare Gray                              Marc Slendebroek
Managing Director of Deutsche Asset       CFA, Director of Deutsche Asset         Director of Deutsche Asset Management
Management and Lead Manager to            Management and Co-Manager of the        and Co-Manager of the Portfolio.
the Portfolio.                            Portfolio.                               o Joined Deutsche Asset Management in
 o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management in     1994 and the portfolio in 1999.
   1994 and the portfolio in 2002.           1993 and the Portfolio in 2002.       o Over 13 years of investment
 o Previously managed European equities    o Portfolio manager with primary          industry experience.
   and responsible for insurance sector      focus on European markets and         o MA, University of Leiden
   with 4 years of experience at             senior analyst covering global          (Netherlands).
   Schroder Investment Management.           telecommunications and pulp and
 o Head of International Select Equity       paper.
   strategy; portfolio manager and         o 10 years of investment industry
   analyst for Core EAFE                     experience.
   strategy: London.
 o MA, Freiburg University.








               Please Retain This Supplement for Future Reference




March 31, 2003